UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 1999

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
                        [        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Target Investors, Inc.
Address:      15 River Road; Suite 220
              Wilton, CT  06897

13F File Number:    28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report is the Reporting Manager:

Name:         Robert Zuccaro
Title:        President
Phone:        203-761-9600


   Robert Zuccaro        Wilton, Connecticut            May 11, 1999


Report Type  (check only one):

[  x  ]       13F Holdings Report

[      ] 13F Notice

[      ] 13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


Name of                           Fair Mkt
Issuer             Class           Cuscip No.      Value (mm)        Shares

Waters             Common    941848103     $ 4.3      41,800

Linens N Things    Common    535679104        4.0          88,000

Flextronics        Common    Y2573F102        3.8          75,600

Comverse Tech Common    205862402        3.6          42,600

Tommy Hilfiger     Common    G89152102        3.3          48,300

SEI Investment     Common    784117103        3.3          35,900

SDL           Common    784076101        2.7          30,000

Abercrombie &
    Fitch          Common    002896207        2.7          29,500

Uniphase      Common    909149106        2.4          21,400

Providian Financial     Common    74406A102        2.3          21,050

Veritas   Software Common    923436109        2.2          27,900

Tiffany            Common    886547108        2.2          30,000

Navistar      Common    63934E108        2.2          55,700

Best Buy Co.       Common    086516101        2.2          42,800

                        TOTAL      $  41.2       590,550
